Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, for the nine months ended September 30, 2021 and 2022 were as follows:

	Foreign currency translation adjustment	Unrealized losses on available- for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2020	2,542,287	393	2,542,680
Other comprehensive income/(loss) before reclassification	60,518	(1,416)	59,102
Amounts reclassified from accumulated other comprehensive income	—	(428)	(428)
Net current-period other comprehensive income	60,518	(1,844)	58,674
Other comprehensive loss attributable to noncontrolling interests	540	36	576
Balance at September 30, 2021	2,603,345	(1,415)	2,601,930

Balance at December 31, 2021	2,711,428	(2,426)	2,709,002
Other comprehensive loss before reclassification	(1,228,249)	(16,714)	(1,244,963)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(1,228,249)	(16,714)	(1,244,963)
Cumulative effect of adopting ASU 2020-06	24,938	—	24,938
Other comprehensive income attributable to noncontrolling interests	(6,714)	—	(6,714)
Balance at September 30, 2022	1,501,403	(19,140)	1,482,263
Balance at September 30, 2022 in US$	211,064	(2,691)	208,373